Shareholders' Equity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jan. 10, 2023	Jul. 23, 2022	Jul. 07, 2020
Shareholders' Equity (Details) [Line Items]
Authorized share capital (in Dollars)		$ 50,000
Dividend into ordinary shares		500,000,000
Additional paid-in capital (in Dollars)						$ 71,299
Statutory reserves unit percentage		10.00%
Registered capital percentage		50.00%
Statutory reserves (in Dollars)		$ 282,545	$ 282,545
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized	[1]	300,000,000	300,000,000
Ordinary shares issued				8,213,040	68,442
Ordinary shares outstanding					68,442
Ordinary shares				8,144,598
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized	[1]	200,000,000	200,000,000
Ordinary shares issued				3,786,960	31,558
Ordinary shares outstanding					31,558
Ordinary shares				3,755,402
Class B Ordinary Shares [Member] | Ordinary Share [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14)